Research and Development Expenses - Schedule of Research and Development Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Research And Development Expenses
Clinical trials		$ 9
Subcontractors	393	48
Other expenses	16	4
Total research and development expenses	$ 409	$ 61